STOCKHOLDERS' EQUITY - Distributions Payable and Distribution Policy (Details) - USD ($) $ / shares in Units, $ in Thousands																3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended				36 Months Ended
	Jun. 29, 2021	May 28, 2021	Apr. 29, 2021	Mar. 29, 2021	Feb. 25, 2021	Jan. 28, 2021	Dec. 30, 2020	Nov. 27, 2020	Oct. 29, 2020	Sep. 29, 2020	Aug. 28, 2020	Jul. 30, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2012	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2015
Class of Stock [Line Items]
Common stock, dividends, daily amount per share authorized (USD per share)																			$ 0.001706776			$ 0.001707848				$ 0.001706776	$ 0.001711452	$ 0.001712523
Distributions declared on common stock (USD per share)							$ 0.0303	$ 0.0303	$ 0.0303	$ 0.0303	$ 0.0303	$ 0.0304	$ 0.0161	$ 0.0130	$ 0.0130	$ 0.09	$ 0.09	$ 0.04	$ 0.15				$ 0.38	$ 0.625	$ 0.625
Dividends payable																				$ 10,997	$ 4,990		$ 10,969	$ 16,510	$ 16,518
Forecast
Class of Stock [Line Items]
Distributions declared on common stock (USD per share)	$ 0.0303	$ 0.0303	$ 0.0303
Subsequent event
Class of Stock [Line Items]
Distributions declared on common stock (USD per share)				$ 0.0303	$ 0.0303	$ 0.0303